OTHER RECEIVABLES AND PREPAYMENTS	12 Months Ended
Dec. 31, 2018
Disclosure of Other Receivables and Prepayments [Abstract]
Disclosure of prepayments and other assets [text block]
9	OTHER RECEIVABLES AND PREPAYMENTS

	2018	2017
	US$’000	US$’000
Current:
Deposits	337	293
Prepayments	1,663	2,328
Voyages in progress	12,156	12,367
Other receivables	3,746	6,791
	17,902	21,779
Included in assets of a disposal group held for sale (Note 39)	-	(4,592)
	17,902	17,187
Non-current:
Other receivables	-	187
Included in assets of a disposal group held for sale (Note 39)	-	(115)
	-	72

	17,902	17,259

For purpose of impairment assessment, other receivables are considered to have low credit risk as they are not due for payment at the end of the reporting period and there has been no significant increase in the risk of default on the receivables since initial recognition. Accordingly, for the purpose of impairment assessment for these receivables, the loss allowance is measured at an amount equal to 12-month expected credit losses (ECL).

In determining the ECL, management has taken into account the historical default experience and the financial position of the counterparties, adjusted for factors that are specific to the debtors and general economic conditions of the industry in which the debtors operate.

The following table shows the movement in lifetime ECL – credit impaired lifetime ECL that has been recognised for other receivables in accordance with IFRS 9:

2018
US$’000
Balance as at 1 January 2018	-
Adjustment upon application of IFRS 9	70
Change in loss allowance due to new trade receivables originated, net of those derecognised due to settlement	-
Amount written off	(70)
Balance as at 31 December 2018	-